UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07505

American Independence Funds Trust

(Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, OH	43219
(Address of principal executive offices)	(Zip code)

BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 888-266-8787

Date of fiscal year end: 10/31/05

Date of reporting period: 01/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

AMERICAN INDEPENDENCE FUNDS TRUST

Money Market Fund

Schedule of Portfolio Investments

January 31, 2005

(Unaudited)

	Principal Amount/Shares	Value
Repurchase Agreement (23.4%)
US Treasuries (23.4%)
BancAmerica Securities, Inc., 2.50%, 2/1/05 (Purchased on 1/31/05, proceeds on maturity $15,273,487 collateralized by Bank of New York, fair value $15,577,876)	$15,272,426	$15,272,426

Total Repurchase Agreement (Cost $15,272,426)		15,272,426

Bank Notes (15.9%)
Banking (15.9%)
Fifth Third Bank, 2.21%*, 2/14/05	3,000,000	2,998,703
Southtrust Bank NA, 2.55%*, 3/29/05	3,000,000	3,000,702
Suntrust Bank, 2.56%*, 4/4/05	3,350,000	3,350,213
US Bank NA, 2.44%*, 3/11/05	1,000,000	1,000,006

Total Bank Notes (Cost $10,349,624)		10,349,624

Certificates of Deposit (9.2%)
Banking (9.2%)
BNP Paribas NY Branch, 2.27%*, 2/23/05	3,000,000	2,999,024
Credit Suisse First Boston NY, 2.28%*, 2/10/05	3,000,000	3,000,686

Total Certificates of Deposit (Cost $5,999,710)		5,999,710

Commercial Paper (16.8%)
Asset Backed Securities (4.6%)
FCAR Owner Trust I, 2.00%**, 2/2/05	3,000,000	2,999,838

Foreign Bank & Branches & Agencies (12.2%)
Abbey National Treasury Services, 2.70%*, 4/18/05 (b)	2,000,000	2,000,942
Credit Lyonnais NY, 2.39%*, 3/14/05	3,000,000	2,998,795
Danske Corporation, 2.62%**, 4/5/05	3,000,000	2,986,297

		7,986,034

Total Commercial Paper (Cost $10,985,872)		10,985,872

Medium Term/Senior Notes (34.6%)
Banking (19.9%)
Citigroup, Inc., 2.38%*, 2/22/05	2,000,000	2,000,412
HBOS Treasury Services plc, 2.77%*, 4/29/05 (b)	3,500,000	3,501,021
JP Morgan Chase & Co., 2.61%*, 2/22/05	2,500,000	2,502,237
US Bancorp, 2.65%*, 3/16/05	2,000,000	2,002,028
Wells Fargo Co., 2.57%*, 3/24/05	1,000,000	1,000,127
Wells Fargo Co., 2.58%*, 3/29/05	2,000,000	2,000,957

		13,006,782

Financial Services (5.1%)
General Electric Capital Corp., 2.41%*, 2/7/05	1,000,000	1,002,108
General Electric Capital Corp., 2.62%*, 3/15/05	1,000,000	1,000,203
Household Finance Corp., 2.80%*, 3/17/05	1,300,000	1,301,587

		3,303,898

Foreign Bank & Branches & Agencies (4.6%)
Unicredito Italiano, 2.44%*, 3/21/05	3,000,000	2,998,608

Motor Vehicles (5.0%)
American Honda Finance, 2.39%*, 2/11/05 (b)	3,250,000	3,250,138

Total Medium Term/Senior Notes (Cost $22,559,426)		22,559,426

Total Investments (Cost $65,167,058) (a) - 99.9%		65,167,058
Other assets in excess of liabilities - 0.1%		70,880

NET ASSETS - 100.0%		$65,237,938

AMERICAN INDEPENDENCE FUNDS TRUST

Money Market Fund

Schedule of Portfolio Investments

January 31, 2005

(Unaudited)

(a)	Cost for federal income tax and financial reporting purposes are the same.
(b)	Represents a restricted security purchased under Rule 144A which is exempt from registration under the Securities Act of 1933, as amended. these securities have been determined to be liquid by procedures approved by the board of trustees.
*	Variable rate securities. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at January 31, 2005. Maturity date reflects next rate change date.
**	Discount securities. The rate represents the effective yield on date of purchase.

See notes to schedules of portfolio investments.

AMERICAN INDEPENDENCE FUNDS TRUST

Stock Fund

Schedule of Portfolio Investments

January 31, 2005

(Unaudited)

	Shares	Value
Common Stocks (96.3%)
Aerospace/Defense (1.8%)
Boeing Co.	33,100	$1,674,860

Chemicals (2.2%)
Dow Chemical Co.	40,500	2,012,850

Commercial Banks (7.2%)
Bank of America Corp.	53,800	2,494,705
HSBC Holdings PLC - ADR	14,650	1,216,390
PNC Financial Services Group	16,711	900,222
Wells Fargo & Co.	35,300	2,163,890

		6,775,207

Commercial Services & Supplies (3.0%)
Cendant Corp.	118,700	2,795,385

Consumer Finance (2.1%)
SLM Corp.	39,200	1,967,448

Diversified Financial Services (7.7%)
Citigroup, Inc.	59,033	2,895,569
J.P. Morgan Chase & Co.	71,100	2,654,163
MBNA Corp.	64,400	1,711,752

		7,261,484

Diversified Telecommunication Services (1.3%)
Verizon Communications	34,492	1,227,570

Electric Utilities (6.5%)
American Electric Power Co., Inc.	66,100	2,330,025
CenterPoint Energy, Inc.	119,600	1,345,500
Entergy Corp.	33,800	2,349,776

		6,025,301

Electrical Equipment (2.4%)
Emerson Electric Co.	33,200	2,232,368

Food Products (4.9%)
ConAgra Foods, Inc.	91,700	2,705,150
Dean Foods Co. (b)	52,600	1,853,098

		4,558,248

Health Care Equipment & Supplies (2.1%)
Baxter International, Inc.	57,100	1,927,696

Health Care Providers & Services (2.9%)
Wellpoint, Inc. (b)	21,900	2,660,850

Hotels Restaurants & Leisure (1.7%)
Carnival Corp.	26,900	1,549,440

Industrial Conglomerates (2.0%)
Tyco International, Ltd.	50,400	1,821,456

Insurance (4.3%)
Allstate Corp.	50,100	2,527,044
XL Capital Ltd.	19,700	1,473,166

		4,000,210

AMERICAN INDEPENDENCE FUNDS TRUST

Stock Fund

Schedule of Portfolio Investments, continued

January 31, 2005

(Unaudited)

	Shares	Value
Common Stocks, continued
Leisure Equipment & Products (2.0%)
Mattel, Inc.	97,200	$1,890,540

Machinery (1.9%)
ITT Industries, Inc.	20,500	1,748,445

Multi-Utilities & Unregulated Power (3.9%)
Duke Energy Corp.	112,000	3,000,480
Reliant Resources, Inc. (b)	49,166	612,117

		3,612,597

Oil & Gas (11.5%)
BP Amoco PLC ADR	41,500	2,474,230
ChevronTexaco Corp.	16,700	908,480
ConocoPhillips	35,423	3,286,900
Occidental Petroleum Corp.	70,500	4,115,790

		10,785,400

Paper & Forest Products (0.9%)
International Paper Co.	20,400	798,660

Pharmaceuticals (7.5%)
Bristol-Myers Squibb Co.	72,800	1,706,432
Pfizer, Inc.	101,000	2,440,160
Schering-Plough Corp.	104,700	1,943,232
Wyeth	25,300	1,002,639

		7,092,463

Power Conversion/Supply Equipment (1.2%)
American Power Conversion Corp.	50,900	1,082,643

Real Estate Investment Trust (1.3%)
Equity Office Properties Trust	44,800	1,253,504

Thrifts & Mortgage Finance (4.3%)
MGIC Investment Corp.	27,000	1,725,300
Washington Mutual, Inc.	55,800	2,251,530

		3,976,830

Tobacco (9.7%)
Altria Group, Inc.	45,400	2,897,882
Imperial Tobacco Group PLC ADR	63,000	3,351,600
UST, Inc.	57,500	2,912,950

		9,162,432

Total Common Stocks (Cost $64,715,429)		89,893,887

Investment Companies (3.6%)
American AAdvantage U.S. Government Money Market Fund (c)	3,316,692	3,316,692

Total Investment Companies (Cost $3,316,692)		3,316,692

Total Investments (Cost $68,032,121) (a) - 99.9%		93,210,579
Other assets in excess of liabilities - 0.1%		114,587

NET ASSETS - 100.0%		$93,325,166

AMERICAN INDEPENDENCE FUNDS TRUST

Stock Fund

Schedule of Portfolio Investments, continued

January 31, 2005

(Unaudited)

(a)	Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$26,484,674
Unrealized depreciation	(1,306,216)

Net unrealized appreciation	$25,178,458

(b)	Represents non-income producing securities.
(c)	Affilate.

ADR-American Depositary Receipt

See notes to schedules of portfolio investments.

AMERICAN INDEPENDENCE FUNDS TRUST

UltraShort Bond Fund

Schedule of Portfolio Investments

January 31, 2005

(Unaudited)

	Principal Amount/Shares	Value
Asset Backed Securities (16.0%)
Asset Backed Securities Corp., Series 2001-HE2, Class A1, 2.74%*, 2/15/05	$22,840	$22,996
Brazos Student Loan Finance Corp., Series 1995-A, Class A3, 2.24%*, 2/1/05	259,000	259,132
Brazos Student Loan Finance Corp., Series 1997-A, Class A2, 2.66%*, 2/1/05	338,861	338,226
Chase Funding Loan Acquisition Trust, Series 2001-FF1, Class A2, 2.77%*, 2/25/05	93,271	93,390
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2001-3, Class 2A1, 2.78%*, 2/25/05	13,746	13,764
Chesapeake Funding LLC, Series 2003-2, Class A1, 2.60%*, 2/7/05	600,000	600,871
Countrywide Home Equity Loan Trust, Series 2001-A, Class A, 2.72%*, 2/15/05	182,073	182,374
Countrywide Home Equity Loan Trust, Series 2002-G, Class A, 2.85%*, 2/15/05	641,853	645,423
Countrywide Asset-Backed Certificates, Series 2003-BC1, Class A1, 2.93%*, 2/25/05	192,558	193,473
Countrywide Asset-Backed Certificates, Series 2003-SD1, Class A1, 3.11%*, 2/25/05	69,958	69,996
Countrywide Asset-Backed Certificates, Series 2003-SD3, Class A1, 2.84%*, 2/25/05	102,681	103,244
Countrywide Home Equity Loan Trust, Series 2004-25, Class 1A3, 2.89%*, 2/25/05	496,318	496,318
Countrywide Home Equity Loan Trust, Series 2004-I, Class A, 2.77%*, 2/15/05	442,085	442,655
Education Loans, Inc., Series 1998-1, Class J, 2.48%*, 2/1/05	35,757	35,740
Fifth Third Home Equity Loan Trust, Series 2003-1, Class A, 2.75%*, 2/20/05	473,055	473,572
First Horizon ABS Trust, Series 2004-HE1, Class A, 2.74%*, 2/25/05	244,424	244,271
First Horizon ABS Trust, Series 2004-HE3, Class A, 2.82%*, 2/25/05	479,705	479,675
Fleet Home Equity Loan Trust, Series 2003-1, Class A, 2.77%*, 2/20/05	259,153	259,540
GMAC Mortgage Corp. Loan Trust, Series 2001-HE3, Class A2, 2.81%*, 2/25/05	199,484	199,870
Golden Securities Corp., Series 2003-A, Class A1, 2.69%*, 2/1/05 (b)	190,000	190,000
Greenpoint Home Equity Loan Trust, Series 2004-1, Class A, 2.76%*, 2/25/05	424,788	425,398
Honda Auto Receivables Owner Trust, Series 2003-2, Class A4, 2.16%, 10/21/08	500,000	489,435
Household Home Equity Loan Trust, Series 2002-2, Class A, 2.80%*, 2/20/05	170,722	171,154
Mellon Bank Premium Finance Loan Master Trust, 2.65%*, 3/15/05	450,000	451,441
MSDWCC Heloc Trust, Series 2003-1, Class A, 2.80%*, 2/25/05	311,373	312,337
Nellie Mae, Inc., Series 1996-1, Class A2, 2.74%*, 2/15/05	84,529	84,600
Option One Mortgage Loan Trust, Series 2003-1, Class A2, 2.95%*, 2/25/05	153,720	154,291

AMERICAN INDEPENDENCE FUNDS TRUST

UltraShort Bond Fund

Schedule of Portfolio Investments, continued

January 31, 2005

(Unaudited)

	Principal Amount/Shares	Value
Asset Backed Securities, continued

Pass Through Amortizing Credit Card Trust, Series 2002-1A, Class A1FL, 3.23%*, 2/17/05 (b)	$32,666	$32,679
Providian Home Equity Loan Trust, Series 1999-1, Class A, 2.82%*, 2/25/05	303,173	304,067
Residential Asset Mortgage Products, Inc., Series 2003-RP1, Class A, 3.03%*, 2/25/05	413,596	416,088
Residential Asset Mortgage Products, Inc., Series 2004-RP1, Class A2A, 2.83%*, 2/25/05	201,047	201,047
Residential Asset Securities Corp., Series 2000-KS4, Class AII, 2.76%*, 2/25/05	128,651	128,821
Residential Funding Mortgage Securities, Series 2003-HS3, Class A2B, 2.82%*, 2/25/05	336,310	337,055
USAA Auto Owner Trust, 2.04%, 2/16/10	400,000	392,875
Wachovia Asset Securitization, Inc., Series 2003-HE2, Class AII1, 2.79%*, 2/25/05	287,106	287,960

Total Asset Backed Securities (Cost $9,535,574)		9,533,778

Collateralized Mortgage Obligations (22.3%)
Bank of America Mortgage Securities, Series 2002-G, Class 2A1, 5.49%*, 2/20/05	14,612	14,687
Countrywide Home Loans, Series 2004-R1, Class 1AF, 2.93%*, 2/25/05 (b)	909,238	909,949
CS First Boston Mortgage Securities Corp., Series 2002-AR17, Class 2A1, 4.425%*, 2/19/05	60,702	60,511
CS First Boston Mortgage Securities Corp., Series 2003-AR2, Class 2A1, 4.88%*, 2/25/05	119,575	119,393
Fannie Mae Grantor Trust, Series 2002-T5, Class A1, 2.65%*, 2/25/05	719,687	721,099
Fannie Mae Grantor Trust, Series 2002-T13, Class A1, 2.63%*, 2/25/05	414,175	414,351
Fannie Mae Grantor Trust, Series 2003-T4, Class 1A, 2.65%*, 2/26/05	179,854	180,015
Fannie Mae Whole Loan, Series 2001 - W1, Class AV1, 2.77%*, 2/25/05	148,312	148,411
Fannie Mae Whole Loan, 5.30%, 5/25/42	419,724	422,498
Freddie Mac, Series 1694, Class A, 6.50%, 9/15/23	363,202	373,901
Freddie Mac Structured Pass Through Securities, Series T-22, Class A7, 2.68%*, 2/25/05	339,772	340,102
Freddie Mac Structured Pass Through Securities, Series T-31, Class A7, 2.66%*, 2/25/05	181,178	182,069
Freddie Mac Structured Pass Through Securities, Series T-32, Class A1, 2.66%*, 2/25/05	729,734	730,099
Freddie Mac Structured Pass Through Securities, Series T-54, Class 4A, 4.14%*, 2/25/05	303,628	323,231
Freddie Mac Structured Pass Through Securities, 7.00%, 7/25/43	1,451,093	1,536,345
GSMPS Mortgage Loan Trust, Series 2004-4, Class 1AF, 2.93%*, 2/25/05 (b)	927,466	932,415
Mall of America Capital Co., LLC, Series 2000-1, Class A, 2.74%*, 2/12/05, (b)	600,000	600,493

AMERICAN INDEPENDENCE FUNDS TRUST

UltraShort Bond Fund

Schedule of Portfolio Investments, continued

January 31, 2005

(Unaudited)

	Principal Amount/Shares	Value
Collateralized Mortgage Obligations, continued

Master Specialized Loan Trust, Series 2004-1, Class A1, 2.93%*, 2/25/05 (b)	$366,961	$366,017
Merrill Lynch Mortgage Investors, Inc., Series 2003-A2, Class 2A2, 4.21%, 2/25/33	190,311	191,337
MLCC Mortgage Investors, Inc., Series 1995-B, Class A, 2.88%*, 2/15/05	891,311	894,154
MLCC Mortgage Investors, Inc., Series 1999-A, Class A, 2.86%*, 2/15/05	339,348	340,860
MLCC Mortgage Investors, Inc., Series 2003-B, Class A1, 2.87%*, 2/25/05	439,887	442,321
Nationslink Funding Corp., Series 1999-SL, Class A4, 6.65%, 11/10/30	334,906	342,006
Sequoia Mortgage Trust, Series 7, Class A, 2.84%*, 2/20/05	429,373	429,002
Sequoia Mortgage Trust, Series 9, Class 1A, 2.85%*, 2/20/05	537,822	540,440
Sequoia Mortgage Trust, Series 10, Class 1A, 2.90%*, 2/20/05	414,705	415,625
Structured Asset Securities Corp., 2.78%*, 2/25/05	630,535	632,545
Structured Asset Securities Corp., 3.83%*, 2/25/05	164,639	160,227
Washington Mutual, Series 2005-AR1, Class A1A, 2.80%*, 2/25/05	650,000	650,000

Total Collateralized Mortgage Obligations (Cost $13,402,045)		13,414,103

Corporate Bonds (19.0%)
Automotive (1.3%)
DaimlerChrysler NA Holdings, 3.35%*, 3/29/05	200,000	200,818
Ford Motor Credit Co., 2.90%*, 4/28/05	375,000	374,439
Volkswagon Credit Inc, 2.93%*, 4/21/05 (b)	200,000	200,036

		775,293

Banking (4.2%)
American Express Centurion, 2.59%*, 2/22/05	300,000	300,142
Bank of New York, 2.73%*, 4/14/05	250,000	250,073
Bank One Corp., 6.88%, 8/1/06	150,000	157,498
BB&T Corp., 6.38%, 6/30/05	125,000	126,727
First American Corp., 7.25%, 5/1/06	125,000	130,891
Huntington National Bank, 2.78%*, 4/26/05	300,000	300,000
Marshall & Ilsley, 2.59%*, 4/4/05	450,000	449,019
Old Kent Bank, 7.75%, 8/15/10	200,000	204,233
Sovereign Bank, 10.20%, 6/30/05 (b)	172,771	175,443
State Street Capital Trust II, 2.79%*, 2/15/05	150,000	150,683
US Trust Co. New York, 2.62%*, 2/14/05	200,000	200,100

		2,444,809

Brokerage Services (0.7%)
Merrill Lynch & Co., 2.74%* 2/22/05	225,000	226,128
Morgan Stanley Dean Witter, 6.10%, 4/15/06	200,000	206,330

		432,458

Chemicals (0.3%)
Cabot Corp., 6.56%, 12/12/05	200,000	204,533

Electric Utility (1.3%)
Duke Energy Corp., 2.89%* 3/8/05	200,000	200,399
Duke Energy Field Services Corp., 7.50%, 8/16/05	200,000	204,552

AMERICAN INDEPENDENCE FUNDS TRUST

UltraShort Bond Fund

Schedule of Portfolio Investments, continued

January 31, 2005

(Unaudited)

	Principal Amount/Shares	Value
Corporate Bonds, continued

EL Paso Electric Co., 8.90%, 2/1/06	$185,000	$194,485
Puget Sound Energy Inc, 2.96%*, 4/15/05	155,000	155,145

		754,581

Electronics-Technology (0.3%)
Equifax, Inc., 6.30%, 7/1/05	175,000	177,282

Energy Equipment & Services (1.1%)
Halliburton Co., 4.16%*, 4/17/05	165,000	166,240
Parker & Parsley Petroleum, 8.88%, 4/15/05	200,000	202,200
Union Pacific Resources, 6.50%, 5/15/05	275,000	277,502

		645,942

Financial Services (0.8%)
Massmutual Global Funding II, 2.66%*, 3/13/05 (b)	190,000	190,312
Monumental Global Funding, 6.05%, 1/19/06 (b)	300,000	307,436

		497,748

Food Products (0.3%)
General Mills, Inc., 6.45%, 10/15/06	200,000	208,871

Household Products (0.3%)
Newell Rubbermaid, Inc., 2.00%, 5/1/05	180,000	179,519

Industrial Goods & Services (0.3%)
Masco Corp., 2.70%, 3/9/07, (b)	200,000	200,503

Insurance (2.2%)
Allstate Financial Global Fund, 2.82%*, 3/22/05 (b)	250,000	250,144
Hartford Life Global Fund, 2.66%*, 3/15/05	200,000	199,267
John Hancock Global Funding II, 2.73%*, 4/3/05, (b)	250,000	250,169
Nationwide Life Global Funding, 2.88%*, 5/16/05, (b)	150,000	150,176
Principal Life, 2.82%*, 3/22/05 (b)	250,000	250,341
Unitrin, Inc., 5.75%, 7/1/07	200,000	207,033

		1,307,130

Lodging (0.4%)
Marriott International, 6.88%, 11/15/05	250,000	257,059

Multimedia (0.5%)
Donnelley & Sons, 6.66%, 7/6/05	300,000	303,880

Paper Products (0.8%)
Avery Dennison Corp, 2.49%*, 2/10/05	135,000	135,111
Tenneco Packaging, 7.20%, 12/15/05	225,000	231,764
Weyerhauser Co., 6.13%, 3/15/07	88,000	92,253

		459,128

Pharmaceuticals (0.9%)
Bristol-Myers Squibb Co., 4.75%, 10/1/06	225,000	229,024
Eli Lilly & Co., 2.41%*, 2/24/05	325,000	325,177

		554,201

Pipelines (0.3%)
Columbia Energy Group, 6.80%, 11/28/05	175,000	179,895

Real Estate Investment Trust (0.8%)
Duke Realty LP, 2.78%*, 3/22/05	250,000	250,008

AMERICAN INDEPENDENCE FUNDS TRUST

UltraShort Bond Fund

Schedule of Portfolio Investments, continued

January 31, 2005

(Unaudited)

	Principal Amount/Shares	Value
Corporate Bonds, continued

Spieker Properties LP, 6.88%, 2/1/05	$200,000	$200,000

		450,008

Retail - Food (0.4%)
Safeway, Inc., 2.63%, 11/1/05	250,000	250,367

Textiles (0.3%)
Reebok International, Ltd., 6.75%, 9/15/05	200,000	203,296

Transportation Services (1.5%)
Fedex Corp., 2.84%*, 4/1/05	300,000	300,038
Norfolk Southern Corp, 3.43%*, 2/28/05	300,000	300,176
Union Pacific Corp., 7.60%, 5/1/05	300,000	303,035

		903,249

Total Corporate Bonds (Cost $11,412,056)		11,389,752

Medium Term/Senior Notes (6.0%)
Automotive (0.9%)
American Honda Finance, 2.78%*, 4/11/05	150,000	150,360
Ford Motor Credit Co., 3.38%*, 3/29/05	35,000	34,648
General Motors Acceptance Corp., 3.92%*, 4/20/05	330,000	331,528

		516,536

Banking (2.4%)
Bank of America Corp., 2.63%, 8/26/05	300,000	300,473
Citigroup Global, 2.58%*, 3/14/05	300,000	300,128
JP Morgan Chase & Co., 2.60%*, 3/14/05	300,000	300,816
Keycorp, 2.89%*, 4/25/05	250,000	250,289
Washington Mutual Bank, 3.05%*, 4/25/05	260,000	261,318

		1,413,024

Brokerage Services (0.5%)
Goldman Sachs Group, Inc., 2.75%*, 4/11/05	300,000	300,537

Electronics-Technology (0.5%)
Applied Materials, Inc., 7.00%, 9/6/05	300,000	306,693

Financial Services (0.5%)
USAA Capital Corp., 5.64%, 4/18/05, (b)	325,000	326,806

Industrial Manufacturing (0.3%)
John Deere Capital Corp., 2.64%*, 2/22/05	200,000	200,169

Insurance (0.9%)
American General Finance, 2.66%*, 4/5/05	325,000	324,808
Berkley (WR) Corp., 6.38%, 4/15/05	200,000	201,222

		526,030

Total Medium Term/Senior Notes (Cost $3,589,594)		3,589,795

Taxable Municipal Bonds (5.7%)
Arizona (1.0%)
State, Series A-1, 2.44%*, 2/3/05	600,000	600,000

California (0.6%)
San Francisco, Affordable Housing, Series D, GO, 5.50%, 6/15/05, OID	350,000	352,181

AMERICAN INDEPENDENCE FUNDS TRUST

UltraShort Bond Fund

Schedule of Portfolio Investments, continued

January 31, 2005

(Unaudited)

	Principal Amount/Shares	Value
Medium Term/Senior Notes, continued

Indiana (0.3%)
Indianapolis, Series 2005-A, 4.31%, 7/15/11	$200,000	$200,000

Minnesota (0.3%)
State, Series B, 2.79%, 10/1/05	175,000	173,985

Missouri (0.7%)
State, Series N, 2.65%*, 2/23/05	400,000	400,000

New Jersey (0.3%)
Hudson County, GO, 6.09%, 9/1/05, FSA	150,000	151,493

Oregon (0.3%)
State, Series D, 4.00%, 4/1/06	200,000	201,484

Pennsylvania (0.3%)
Harrisburg, Redevelopment Authority, 3.74%*, 5/15/05	150,000	149,916

South Carolina (0.9%)
State, Series A-2, 2.50%*, 2/28/05	550,000	550,000

Texas (1.0%)
Brazos, Series A11, 2.44%*, 2/3/05	600,000	599,999

Total Taxable Municipal Bonds (Cost $3,376,638)		3,379,058

U.S. Government Agency Pass-Through Securities (12.2%)
Fannie Mae (9.7%)
4.92%*, 2/1/05, Pool #810896	995,192	1,019,465
3.00%*, 2/1/05, Pool #557072	43,070	44,282
3.64%, 7/1/07, Pool # 385793	966,872	959,922
4.18%, 5/1/34, Pool #784365	187,026	188,315
4.44%, 6/1/34, Pool #789463	566,457	571,225
4.45%*, 2/1/05, Pool # 726776	566,823	574,934
4.50%, 5/1/33, Pool #254717	1,464,200	1,482,625
5.50%, 1/1/10, Pool #687086	736,317	760,560
5.96%*, 2/1/05, Pool # 365421	105,462	107,789
6.50%, 12/1/15, Pool # 545927	90,718	95,967
8.50%, 8/1/30, Pool # 542611	31,958	34,829

		5,839,913

Federal Home Loan Bank (1.7%)
2.41%, 3/15/05	1,000,000	999,756

Freddie Mac (0.1%)
3.81%*, 2/1/05, Pool # 846367	29,055	30,191

Small Business Administration (0.7%)
5.23%*, 2/25/05, Pool # 503664	24,762	25,848
5.63%*, 2/25/05, Pool # 503653	26,641	27,577
5.98%*, 2/25/05, Pool # 502966	24,545	26,034
7.35%, 8/10/06	184,223	192,559
7.88%, 5/1/10	135,981	143,657

		415,675

Total U.S. Government Agency Pass-Through Securities (Cost $7,257,160)		7,285,535

U.S. Government Bond (3.7%)
Federal Farm Credit Bank (3.4%)
2.40%*, 2/20/05	2,000,000	1,999,340

Housing and Urban Development (0.3%)
4.96%, 8/1/12	200,000	200,817

Total U.S. Government Bond (Cost $2,199,350)		2,200,157

AMERICAN INDEPENDENCE FUNDS TRUST

UltraShort Bond Fund

Schedule of Portfolio Investments, continued

January 31, 2005

(Unaudited)

	Principal Amount/Shares	Value
U.S. Treasury Obligations (11.7%)
U.S. Treasury Notes (11.7%)
3.25%, 8/15/08	$2,895,000	$2,871,027
3.63%, 7/15/09	4,100,000	4,097,277

Total U.S. Treasury Obligations (Cost $7,029,307)		6,968,304

Investment Companies (3.5%)
American AAdvantage U.S. Government Money Market Fund (c)	2,064,409	2,064,409

Total Investment Companies (Cost $2,064,409)		2,064,409

Total Investments (Cost $59,866,133) (a) - 100.1%		59,824,891
Liabilities in excess of other assets - (0.1)%		(63,325)

NET ASSETS - 100.0%		$59,761,566

*	Variable rate securities. This rate reflected on the Schedule of Portfolio Investments is the rate in effect at January 31, 2005. The maturity date is the next rate change date.
(a)	Represents cost for federal income tax and financial reporting purposes and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$155,688
Unrealized depreciation	(196,930)

Net unrealized depreciation	$(41,242)

(b)	Represents a restricted security purchased under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid by procedures approved by the board of trustees.
(c)	Affiliate.

AMBAC - Insured by AMBAC Idemnity Corp.

GIC- Guaranteed Investment Contract

GO - General Obligation

MBIA - Insured by Municipal Bond Insurance Association

NV - Naamloze Vennootschap (Dutch Corp.)

OID- Original Issue Discount

See notes to schedules of portfolio investments.

AMERICAN INDEPENDENCE FUNDS TRUST

Intermediate Bond Fund

Schedule of Portfolio Investments

January 31, 2005

(Unaudited)

	Principal Amount/Shares	Value
Asset Backed Securities (6.0%)
Brazos Student Loan Finance Corp., Series 1995-A, Class A3, 2.24%*, 2/1/05	$426,000	$426,218
Chase Credit Card Master Trust, Series 2003-4, Class B, 3.13%*, 2/15/05	250,000	257,549
Citibank Credit Card Issuance Trust, Series 2001-B1, Class B1, 3.16%*, 4/15/05	250,000	252,634
Green Tree Financial Corp., Series 1997-7, Class A8, 6.86%, 7/15/29	269,232	284,916
Honda Auto Receivables Owner Trust, Series 2003-2, Class A4, 2.16%, 10/21/08	400,000	391,548
MSDWCC Heloc Trust, Series 2003-1, Class A, 2.80%*, 2/25/05	311,373	312,337
Residential Asset Mortgage Products, Inc., Series 2003-RP1, Class A, 3.03%*, 2/25/05 (b)	172,332	173,370
Residential Asset Mortgage Products, Inc., Series 2004-RP1, Class A2A, 2.83%*, 2/25/05 (b)	201,047	201,047
U.S. Education Loan Trust, Series 2004-3A, Class A3, 2.65%*, 3/1/05 (b)	500,000	502,187
Union Financial Services Taxable Student, Series 1998-A, Class B5, 2.70%*, 2/22/05	300,000	300,000
Wachovia Asset Securitization, Inc., Series 2003-HE2, Class AII1, 2.79%*, 2/25/05	287,106	287,960

Total Asset Backed Securities (Cost $3,368,762)		3,389,766

Collateralized Mortgage Obligations (18.7%)
Countrywide Home Loans, Series 2004-R1, Class 1AF, 2.93%*, 2/25/05 (b)	681,929	682,461
CS First Boston Mortgage Securities Corp, Series 2004-AR5, Class 10A1, 5.02%, 6/25/34	320,571	324,409
Fannie Mae Grantor Trust, Series 2004-T3, Class 1A1, 6.00%, 2/25/44	987,220	1,018,256
Fannie Mae Whole Loan, Series 2004-W8, Class 3A, 7.50%, 6/25/44	405,874	436,284
Fannie Mae, Series 2002-16, Class XU, 5.50%, 4/25/17	3,100,000	3,220,506
Fannie Mae, Series 2002-49, Class KG, 5.50%, 8/25/17	500,000	517,209
Fannie Mae, Series 2003-92, Class HP, 4.50%, 9/25/18	717,621	723,351
Freddie Mac Structured Pass Through Securities, Series T-58, Class 2A, 6.50%, 9/25/43	608,662	636,660
Merrill Lynch Mortgage Investors, Inc., Series 1997-C1, Class A3, 7.12%, 6/18/29	520,102	544,576
MLCC Mortgage Investors, Inc., Series 2003-D, Class A, 2.84%*, 2/25/05	465,828	466,719
MLCC Mortgage Investors, Inc., Series 2003-B, Class A1, 2.87%*, 2/25/05	366,573	368,601
Nationslink Funding Corp., Series 1999-SL, Class A4, 6.65%, 11/10/30	334,906	342,006
Sequoia Mortgage Trust, Series 10, Class 1A, 2.90%*, 2/20/05	414,705	415,625
Small Business Administration, Series 2003-P10A, Class 1, 4.52%, 2/10/13	456,656	459,134

AMERICAN INDEPENDENCE FUNDS TRUST

Intermediate Bond Fund

Schedule of Portfolio Investments, continued

January 31, 2005

(Unaudited)

	Principal Amount/Shares	Value
Collateralized Mortgage Obligations, continued

Structured Asset Securities Corp., 2.78%*, 2/25/05	$399,339	$400,612

Total Collateralized Mortgage Obligations (Cost $10,338,981)		10,556,409

Corporate Bonds (30.3%)
Automotive (1.1%)
Daimler Chrysler, 7.75%, 1/18/11	200,000	231,569
Ford Motor Credit Co., 7.38%, 10/28/09	230,000	245,158
General Motors Acceptance Corp., 7.75%, 1/19/10	130,000	136,694

		613,421

Banking (7.5%)
AmSouth Bancorp, 6.13%, 3/1/09	225,000	241,559
Associated Banc Corp., 6.75%, 8/15/11	200,000	224,467
Bank of America Corp., 7.40%, 1/15/11	300,000	347,961
Bank One Corp., 10.00%, 8/15/10	230,000	292,364
BB&T Corp., 6.50%, 8/1/11	125,000	139,812
BB&T Corp., 7.25%, 6/15/07	125,000	134,588
Citigroup, Inc., 6.50%, 1/18/11	215,000	240,963
City National Bank, Series AI, 6.75%, 9/1/11	250,000	281,226
First Tennessee Bank, 5.05%, 1/15/15	200,000	202,277
First Union National Bank, 7.80%, 8/18/10	300,000	351,953
Firstar Bank N.A., 7.13%, 12/1/09	150,000	169,575
Manufacturers & Traders Trust Co., 8.00%, 10/1/10	150,000	177,658
Marshall & Ilsley Bank, 6.38%, 9/1/11	200,000	221,564
National City Bank, 6.20%, 12/15/11	150,000	165,298
National City Bank of Kentucky, 6.30%, 2/15/11, OID	75,000	83,168
National Commerce Capital, 3.54%*, 4/1/05	150,000	148,164
Old Kent Bank, 7.75%, 8/15/10	200,000	204,233
PNC Funding Corp., 6.13%, 2/15/09	150,000	159,950
Roslyn Bancorp, Inc., 7.50%, 12/1/08	175,000	193,549
U.S. Bank N.A., Minnesota, 6.38%, 8/1/11	150,000	166,719

		4,147,048

Brokerage Services (1.3%)
Goldman Sachs Group, Inc., 6.88%, 1/15/11	225,000	253,656
Merrill Lynch & Co., 2.74%*, 2/22/05	225,000	226,128
Morgan Stanley Dean Witter, 6.75%, 4/15/11	250,000	281,102

		760,886

Chemicals (0.5%)
Montell America Finance, 7.60%, 3/15/07 (b)	140,000	144,002
Praxair, Inc., 6.50%, 3/1/08	125,000	134,416

		278,418

Defense (0.5%)
Honeywell International, 6.13%, 11/1/11	250,000	275,182

Diversified (0.3%)
General Electric Co., 5.00%, 2/1/13	170,000	175,477

Electric Utility (0.9%)
Duke Energy Field Services Corp., 7.88%, 8/16/10	145,000	168,966
Niagara Mohawk Power, Series F, 7.63%, 10/1/05	94,512	97,191
Puget Sound Energy, Inc., 7.96%, 2/22/10	200,000	231,250

		497,407

AMERICAN INDEPENDENCE FUNDS TRUST

Intermediate Bond Fund

Schedule of Portfolio Investments, continued

January 31, 2005

(Unaudited)

	Principal Amount/Shares	Value
Corporate Bonds, continued

Electronics: Technology (0.2%)
Fiserv, Inc., 4.00%, 4/15/08	$140,000	$140,002

Energy Equipment & Services (2.1%)
Columbia Energy Group, 6.80%, 11/28/05	200,000	205,594
ConocoPhillips Petroleum, 8.75%, 5/25/10	180,000	218,764
Halliburton Co., 4.16%*, 4/17/05	140,000	141,053
Marathon Oil Corp., 6.13%, 3/15/12	165,000	179,263
Sunoco Inc., 7.75%, 9/1/09	200,000	228,162
Union Oil Co. of California, 9.40%, 2/15/11	150,000	182,578

		1,155,414

Financial Services (1.4%)
AIG Sun America Global Finance, 5.85%, 8/1/08 (b)	180,000	191,093
Monumental Global Funding, 6.05%, 1/19/06 (b)	200,000	204,957
Pacific Pilot Funding Ltd., 3.04%*, 4/20/05	150,000	149,213
Pearson Dollar Financial, 5.70%, 6/1/14 (b)	115,000	121,293
Preferred Term Secs IV, 3.53%, 3/23/05 (b)	150,000	150,938

		817,494

Food Products (2.0%)
Cargill, Inc., 6.38%, 6/1/12 (b)	175,000	194,415
Conagra, Inc., 7.88%, 9/15/10	175,000	205,129
General Mills, Inc., 6.45%, 10/15/06	150,000	156,653
IBP, Inc., 6.13%, 2/1/06	185,000	189,272
Kellogg Co., Series B, 6.60%, 4/1/11	210,000	235,809
Kraft Foods, Inc., 6.25%, 6/1/12	150,000	165,289

		1,146,567

Household Products (0.7%)
Dial Corp., 7.00%, 8/15/06	100,000	105,391
Newell Rubbermaid, Inc., 2.00%, 5/1/05	25,000	24,933
Rubbermaid, Inc., 6.60%, 11/15/06	125,000	130,949
Unilever NV, 6.15%, 1/15/06	150,000	153,597

		414,870

Industrial Goods & Services (0.2%)
Cintas Corp., 6.00%, 6/1/12	125,000	137,283

Insurance (4.4%)
Allstate Financial Global Funding, 6.50%, 6/14/11, GIC, (b)	300,000	332,639
Berkley Corp., 5.13%, 9/30/10	150,000	151,737
Blue Cross Blue Shield, 8.25%, 11/15/11 (b)	150,000	173,685
John Hancock Global Funding II, 7.90%, 7/2/10 (b)	200,000	233,792
Metlife, Inc., 5.38%, 12/15/12	80,000	83,596
New York Life Global Funding, 5.38%, 9/15/13 (b)	240,000	252,053
Principal Life Global, 6.25%, 2/15/12 (b)	150,000	166,203
Protective Life U.S. Funding, 5.88%, 8/15/06 (b)	150,000	155,125
Prudential Insurance, 7.65%, 7/1/07 (b)	250,000	271,639
Reliastar Financial Corp., 8.00%, 10/30/06	300,000	322,327
Safeco Corp., 4.88%, 2/1/10	150,000	153,058
Unitrin, Inc., 5.75%, 7/1/07	150,000	155,275

		2,451,129

Lodging (0.2%)
Marriott International, 6.88%, 11/15/05	125,000	128,529

AMERICAN INDEPENDENCE FUNDS TRUST

Intermediate Bond Fund

Schedule of Portfolio Investments, continued

January 31, 2005

(Unaudited)

	Principal Amount/Shares	Value
Corporate Bonds, continued

Metals & Mining (0.3%)
Alcoa, Inc., 7.38%, 8/1/10	$150,000	$172,716

Multimedia (1.8%)
Cox Communications, Inc., 7.88%, 8/15/09	110,000	124,276
Nielsen Media, 7.60%, 6/15/09	150,000	165,890
Pearson plc, 7.00%, 6/15/11 (b)	50,000	56,616
Thomson Corp., 6.20%, 1/5/12	175,000	193,296
Time Warner, Inc., 8.11%, 8/15/06	250,000	266,225
Viacom, Inc., 7.70%, 7/30/10	200,000	231,321

		1,037,624

Paper Products (0.6%)
International Paper Co., 6.75%, 9/1/11	125,000	140,698
Weyerhaeuser Co., 6.75%, 3/15/12	160,000	181,647

		322,345

Pharmaceuticals (1.1%)
American Home Products, 6.95%, 3/15/11	135,000	151,661
Bristol-Myers Squibb Co., 5.75%, 10/1/11	160,000	171,378
Hospira, Inc., 5.90%, 6/15/14	95,000	100,924
Schering-Plough Corp., 5.30%, 12/1/13	185,000	194,482

		618,445

Real Estate Investment Trust (1.0%)
Duke Realty LP, 2.78%*, 3/22/05	225,000	225,007
JDN Realty Corp., 6.95%, 8/1/07	150,000	162,119
Shurgard Storage, 7.75%, 2/22/11	160,000	182,332

		569,458

Restaurants (0.3%)
McDonald’s Corp., 8.88%, 4/1/11	125,000	155,339

Retail - Food (0.6%)
Kroger Co., 5.50%, 2/1/13	175,000	184,419
Safeway, Inc., 2.63%*, 2/1/05	150,000	150,220

		334,639

Retail - Major Department Store (0.3%)
May Department Stores, 7.90%, 10/15/07	180,000	197,104

Schools (0.5%)
Harvard University, 8.13%, 4/15/07	250,000	274,538

Telephone (0.3%)
Sprint Capital Corp., 6.00%, 1/15/07	140,000	145,589

Transportation Services (0.2%)
Fedex Corp., 7.52%, 1/15/18	126,467	140,178

Total Corporate Bonds (Cost $16,525,963)		17,107,102

Medium Term/Senior Notes (1.1%)
Automotive (0.1%)
General Motors Acceptance Corp., 3.92%*, 4/20/05	50,000	50,231

Electronics-Technology (0.6%)
Applied Materials, Inc., 6.70%, 9/6/05	300,000	306,171

Schools (0.4%)
Stanford University, 6.16%, 4/30/11	225,000	249,756

Total Medium Term/Senior Notes (Cost $574,326)		606,158

AMERICAN INDEPENDENCE FUNDS TRUST

Intermediate Bond Fund

Schedule of Portfolio Investments, continued

January 31, 2005

(Unaudited)

	Principal Amount/Shares	Value
Taxable Municipal Bonds (5.0%)
Arkansas (0.8%)
State, Water-Waste Disposal, Series A, GO, 6.00%, 7/1/08, OID	$435,000	$463,323

Illinois (1.0%)
Chicago, Series D, GO, 4.72%, 1/1/12	200,000	203,475
Loyola University, Series C, 4.80%, 7/1/13	150,000	147,801
State, Pension, GO, 3.55%, 6/1/11	170,000	163,086

		514,362

Indiana (0.5%)
State, BD BK Rev, 3.69%, 1/15/08	275,000	275,470

Iowa (0.5%)
Davenport, Series A, GO, 4.60%, 6/1/12, OID	160,000	161,479
Des Moines, Hotel & Motel, GO, 5.85%, 12/1/11, OID	115,000	125,159

		286,638

Maine (0.5%)
State, GO, 3.25%, 6/15/10	300,000	288,519

Minnesota (0.3%)
Kandiyohi County, Series A, 5.00%, 6/15/15	180,000	180,571

Missouri (0.2%)
State, Series N, 2.65%, 2/23/05	100,000	100,000

Oregon (0.4%)
State, Alternative Energy Project, Series F, GO, 5.25%, 10/1/09, OID	225,000	236,059

Tennessee (0.3%)
State, Series B, GO, 6.00%, 2/1/09	175,000	187,269

Texas (0.3%)
State, Water Financial Assistance, GO, 3.50%, 8/1/11	175,000	165,895

Wisconsin (0.2%)
State, Series A, GO, 4.80%, 5/1/13	125,000	127,638

Total Taxable Municipal Bonds (Cost $2,786,225)		2,825,744

U.S. Government Agencies (5.8%)
Fannie Mae (1.0%)
3.25%, 8/15/08	165,000	162,175
4.25%, 5/15/09	400,000	405,994

		568,169

Federal Home Loan Bank (0.3%)
2.75%, 3/14/08	200,000	194,815

Housing and Urban Development (4.5%)
7.22%, 8/1/07	2,316,000	2,516,802

Total U.S. Government Agencies (Cost $3,081,221)		3,279,786

U.S. Government Agency Pass-Through Securities (17.8%)
Fannie Mae (15.4%)
4.17%, 2/1/09, Pool # 386844	478,266	478,899
4.34%, 3/1/34, Pool # 776486	405,121	408,689
4.41%*, 2/1/05, Pool # 708318	614,906	624,129
4.52%*, 2/1/05, Pool # 385983	488,702	489,416
4.67%, 1/1/10, Pool # 385732	471,595	474,271

AMERICAN INDEPENDENCE FUNDS TRUST

Intermediate Bond Fund

Schedule of Portfolio Investments

January 31, 2005

(Unaudited)

	Principal Amount/Shares	Value
U.S. Government Agency Pass-Through Securities, continued

4.73%, 12/1/12, Pool # 385682	$471,733	$477,980
4.92%, 1/1/35, Pool #810896	1,990,385	2,038,929
5.00%, 12/1/19, Pool # 805958	1,982,366	2,016,127
5.96%*, 2/1/05, Pool # 365421	218,244	223,059
6.18%, 8/1/08, Pool # 380581	915,627	967,745
6.48%, 12/1/05, Pool # 73272	441,715	446,453

		8,645,697

Freddie Mac (2.4%)
3.81%*, 2/1/05, Pool # 846367	29,055	30,191
4.50%, 11/1/18, Pool # B10834	1,342,593	1,343,927

		1,374,118

Total U.S. Government Agency Pass-Through Securities (Cost $10,005,187)		10,019,815

U.S. Treasury Obligations (13.3%)
3.13%, 4/15/09	945,000	927,688
4.38%, 8/15/12	855,000	877,578
6.50%, 2/15/10	865,000	975,592
7.25%, 5/15/16	3,745,000	4,732,305

Total U.S. Treasury Obligations (Cost $7,505,658)		7,513,163

Investment Companies (1.2%)
American AAdvantage U.S. Government Money Market Fund (c)	649,589	649,589

Total Investment Companies (Cost $649,589)		649,589

Total Investments (Cost $54,835,912) (a) - 99.2%		55,947,532
Other assets in excess of liabilities - 0.8%		450,092

NET ASSETS - 100.0%		$56,397,624

*	Variable rate securities. This rate reflected on the Schedule of Portfolio Investments is the rate in effect at January 31, 2005. The maturity date is the next rate change date.
(a)	Represents cost for federal income tax and financial reporting purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,334,392
Unrealized depreciation	(222,772)

Net unrealized appreciation	$1,111,620

(b)	Represents a restricted security purchased under Rule 144A which is exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid by procedures approved by the board of trustees.
(c)	Affiliate.

AMBAC - Insured by AMBAC Idemnity Corp.

GIC- Guaranteed Investment Contract

GO - General Obligation

MBIA - Insured by Municipal Bond Insurance Association

NV - Naamloze Vennootschap (Dutch Corp.)

OID - Original Issue Discount

FGIC - Insured by Financial Guaranty Insurance Corp.

See notes to schedules of portfolio investments.

AMERICAN INDEPENDENCE FUNDS TRUST

International Multi-Manager Stock Fund

Schedule of Portfolio Investments

January 31, 2005

(Unaudited)

The American Independence International Multi-Manager Stock Fund invests all of its investable assets in the International Equity Portfolio of the AMR Investment Services Trust. The schedule of investments of the AMR Investment Services Trust for the fiscal quarter ended January 31, 2005 was filed on April 1, 2005 under CIK 0001001641 and 1940 Act File Number 811-09098.

See notes to schedules of portfolio investments.

AMERICAN INDEPENDENCE FUNDS TRUST

Kansas Tax-Exempt Bond Fund

Schedule of Portfolio Investments

January 31, 2005

(Unaudited)

	Principal Amount/Shares	Value
Municipal Bonds (98.3%)
Guam (0.2%)
Guam Government, Series A, 5.90%, 9/1/05, Callable 3/1/05 @ 100, OID	$250,000	$252,763

Kansas (98.1%)
Anthony, Electric Revenue, 5.30%, 12/1/17, Callable 12/1/05 @ 100	1,215,000	1,241,037
Augusta, Electric System Revenue, 2.75%, 8/1/06, AMBAC	135,000	135,828
Augusta, Electric System Revenue, 3.30%, 8/1/08, AMBAC	150,000	153,083
Augusta, Waterworks Revenue, Series A, 5.00%, 4/1/19, Callable 10/1/14 @ 100, RAD	1,180,000	1,262,978
Barton County, School District #428, Great Bend, GO, Series A, 5.30%, 9/1/15, Pre-refunded 9/1/06 @ 100, FGIC	1,390,000	1,455,330
Bourbon County, School District #234, GO, Series B, 5.63%, 9/1/11, Pre-refunded 9/1/06 @ 100, FSA	285,000	299,823
Brown County, Horton School District #430, GO, 5.38%, 9/1/13, Pre-refunded 9/1/06 @ 100, FSA	500,000	524,080
Burlington, Environmental Improvement Revenue, 1.85%*, 2/4/05	1,000,000	1,000,000
Burlington, Environmental Improvement Revenue, 1.85%*, 2/25/05	1,000,000	1,000,000
Burlington, Environmental Improvement Revenue, 4.75%, 10/1/17	1,225,000	1,275,568
Butler & Sedgwick County, School District #385, GO, 5.60%, 9/1/12, FSA	1,775,000	2,042,847
Cherokee County, 6.25%, 12/1/23, Callable 6/1/08 @ 100, COP	980,000	1,016,436
Chisholm Creek, Water & Sewer Revenue, 5.25%, 9/1/14, Pre-refunded 9/1/12 @ 100, MBIA	710,000	805,190
Chisholm Creek, Water & Sewer Revenue, 5.25%, 9/1/15, Pre-refunded 9/1/12 @100, MBIA	400,000	453,628
Coffey County, GO, 4.65%, 9/1/05	690,000	699,964
Cowley County, School District #465, GO, 5.25%, 10/1/15, Callable 10/1/13 @ 100, MBIA	1,310,000	1,475,781
Cowley County, School District #470, GO, 5.45%, 12/1/12, Pre-refunded 12/1/06 @ 100, FGIC	500,000	527,555
Cowley County, School District #470, GO, 5.50%, 12/1/16, Pre-refunded 12/1/06 @ 100, FGIC, OID	1,000,000	1,056,000
Dodge City, Pollution Control Revenue, 6.63%, 5/1/05, (b)	700,000	707,749
Dodge City, School District # 443, GO, 4.00%, 3/1/08, FGIC	1,000,000	1,041,740
Dodge City, School District #443, GO, 4.70%, 9/1/15, Callable 9/1/08 @ 100, FSA	975,000	1,010,012
Douglas County, GO, Series A, 5.00%, 8/1/18, Callable 8/1/13 @ 100, AMBAC	1,935,000	2,102,222

AMERICAN INDEPENDENCE FUNDS TRUST

Kansas Tax-Exempt Bond Fund

Schedule of Portfolio Investments, continued

January 31, 2005

(Unaudited)

	Principal Amount/Shares	Value
Municipal Bonds, continued

Douglas County, School District #497, GO, 5.00%, 9/1/07	$1,000,000	$1,060,730
El Dorado, Water Utility System Revenue, 4.65%, 10/1/05	350,000	354,963
El Dorado, Water Utility System Revenue, 4.70%, 10/1/06, Callable 10/1/05 @ 100	275,000	278,317
El Dorado, Water Utility System Revenue, 4.75%, 10/1/07, Callable 10/1/05 @ 100	200,000	202,188
Ellsworth County, School District #328, GO, 5.25%, 9/1/15, Pre-refunded 9/1/06 @ 100, FSA	500,000	523,115
Finney County, GO, 5.00%, 12/1/10, Callable 12/1/07 @ 100, MBIA	500,000	529,965
Franklin County, GO, Series B, 4.75%, 9/1/05, Callable 3/14/05 @ 100	330,000	330,832
Franklin County, School District #289, GO, 5.35%, 9/1/11, FSA	230,000	258,826
Franklin County, School District #290, GO, 5.25%, 9/1/14, Pre-refunded 9/1/06 @ 100, FSA	500,000	523,115
Franklin County, School District #290, GO, 5.30%, 9/1/16, Pre-refunded 9/1/06 @ 100, FSA	335,000	350,745
Gray County, School District #102, GO, 5.00%, 9/1/15, Callable 9/1/08 @ 100	800,000	836,168
Gray County, School District #102, GO, 6.80%, 9/1/15, Callable 9/1/05 @ 100	250,000	256,268
Great Bend, Water System Revenue, Series A, 5.15%, 9/1/19, Pre-refunded 9/1/08 @ 100, OID	1,000,000	1,084,070
Harvey County, School District #373, GO, 5.55%, 9/1/13, Pre-refunded 9/1/05 @ 100, FSA	500,000	510,135
Harvey County, School District #373, GO, 4.80%, 9/1/18, Callable 9/1/08 @ 100, FSA, OID	2,000,000	2,062,879
Johnson County Parks & Recreation, Series A Foundation, 5.30%, 9/1/13, Pre-refunded 9/1/08 @ 100, FGIC	1,000,000	1,092,800
Johnson County, Park and Recreation Foundation, Revenue, 5.38%, 9/1/16, Callable 9/1/11 @ 100	1,000,000	1,095,140
Johnson County, Park and Recreation Foundation, Series B, 5.00%, 9/1/23, Callable 9/1/13@100, COP	870,000	928,708
Johnson County, School District #232, GO, 5.40%, 9/1/14, Pre-refunded 9/1/07 @ 100, MBIA	1,050,000	1,126,356
Johnson County, School District #512, GO, Series A, 4.60%, 10/1/08	1,135,000	1,210,886
Johnson County, School District #233, GO, 5.00%, 9/1/14, Callable 9/1/09 @ 100, FGIC	1,000,000	1,074,370
Johnson County, School District #233, GO, Series B, 5.50%, 9/1/14	325,000	376,925

AMERICAN INDEPENDENCE FUNDS TRUST

Kansas Tax-Exempt Bond Fund

Schedule of Portfolio Investments, continued

January 31, 2005

(Unaudited)

	Principal Amount/Shares	Value
Municipal Bonds, continued

Johnson County, School District #512, GO, Series B, 5.25%, 10/1/17, Pre-refunded 10/1/06 @ 100	$500,000	$523,890
Johnson County, Water District #001, Revenue, 5.00%, 12/1/12, Callable 12/1/11@100	340,000	373,534
Johnson County, Water District #001, Revenue, Series B, 5.25%, 12/1/05	1,115,000	1,143,544
Junction City, Water & Sewer, GO, 4.80%, 9/1/16, Callable 9/1/08 @ 100, MBIA, OID	1,620,000	1,678,612
Kansas City, GO, 5.45%, 4/1/17, Callable 10/1/06 @ 100, FGIC	340,000	355,810
Kansas City, GO, Series B, 5.38%, 9/1/10, Pre-refunded 9/1/05 @ 100, MBIA	1,500,000	1,527,255
Kingman County, School District # 331, GO, 7.00%, 10/1/05, FGIC	100,000	103,190
Kingman County, School District #331, GO, 5.80%, 10/1/16, Pre-refunded 10/1/10 @ 100, FGIC, OID	1,545,000	1,773,830
Lawrence, Hospital Revenue, 5.38%, 7/1/16, Callable 7/1/13 @ 100	1,000,000	1,079,560
Lawrence, Hospital Revenue, 6.00%, 7/1/19, Callable 7/1/09 @ 100	1,000,000	1,116,050
Lawrence, Water & Sewer System Revenue, 5.70%, 11/1/11, Callable 11/1/05 @ 100	395,000	404,069
Lawrence, Water & Sewer System Revenue, 5.25%, 11/1/15, Callable 11/1/06 @ 100	505,000	525,023
Lawrence, Water & Sewer System Revenue, 5.20%, 11/1/16, Callable 11/1/06 @ 100	250,000	259,570
Leavenworth County, School District #453, GO, 4.80%, 9/1/12, Callable 9/1/07 @ 100, FGIC, OID	460,000	477,135
Leavenworth County, School District #469, GO, 4.60%, 9/1/05, FSA	340,000	344,988
Leawood, GO, 5.25%, 9/1/16, Pre-refunded 9/1/10 @ 100	340,000	376,475
Leawood, GO, Series A, 5.25%, 9/1/09, Pre-refunded 9/1/06 @ 100	250,000	261,558
Leawood, GO, Series A, 5.35%, 9/1/10, Pre-refunded 9/1/06 @ 100	250,000	261,943
Leawood, GO, Series A, 5.40%, 9/1/11, Pre-refunded 9/1/06 @ 100	375,000	393,203
Leawood, GO, Series B, 5.00%, 9/1/10, Callable 9/1/06 @ 100	400,000	417,332
Lyon County, School District #253, GO, 5.00%, 9/1/12, FGIC	250,000	277,753
McPherson County, School District #400, GO, 5.20%, 12/1/10, Pre-refunded 12/1/05 @ 100, FGIC	250,000	256,320
McPherson County, School District #400, GO, 5.25%, 12/1/12, Pre-refunded 12/1/05 @ 100, FGIC	250,000	256,423

AMERICAN INDEPENDENCE FUNDS TRUST

Kansas Tax-Exempt Bond Fund

Schedule of Portfolio Investments, continued

January 31, 2005

(Unaudited)

	Principal Amount/Shares	Value
Municipal Bonds, continued

Meade, Industrial Revenue, 6.50%, 10/1/06	$1,000,000	$1,068,030
Miami County, School District #367, GO, Series A, 5.00%, 9/1/16, Callable 9/1/08 @ 100, FGIC, OID	900,000	960,615
Newton, Wastewater Treatment System Revenue, 4.90%, 3/1/12, Callable 3/1/07 @ 100	700,000	717,052
Olathe, Health Facility Revenue, Series A, 5.20%, 9/1/17, Pre-refunded 9/1/05 @ 100, AMBAC	1,000,000	1,018,270
Olathe, Health Facility Revenue, Series A, 1.75%*, 2/2/05, AMBAC	625,000	625,000
Overland Park, GO, 5.00%, 9/1/19, Callable 9/1/13@100	630,000	690,190
Pratt, Electric System Revenue, 6.60%, 11/1/07, AMBAC	185,000	202,409
Pratt, Electric System Revenue, 4.95%, 11/1/10, Callable 11/1/05 @ 101, AMBAC	635,000	651,370
Pratt, Electric System Revenue, 5.00%, 11/1/11, Callable 11/1/05 @ 101, AMBAC	415,000	427,604
Rice County, Union School District #444, GO, 5.08%, 9/1/14, Callable 9/1/07 @ 100	755,000	787,171
Riley County, School District #383, GO, 5.00%, 11/1/14, Callable 11/1/11 @100 MBIA	1,000,000	1,088,110
Roeland Park, Special Obligation, 5.38%, 8/1/19 Callable 8/1/15 @ 100, OID	500,000	498,750
Saline County, School District #305, GO, 4.75%, 9/1/14, Pre-refunded 9/1/08 @100, FSA, OID	2,025,000	2,149,982
Saline County, School District #305, GO, 5.50%, 9/1/17, Callable 9/1/11 @ 100, FSA	1,000,000	1,117,820
Sedgwick & Shawnee Counties, Single Family Revenue, Series A-2, 6.70%, 6/1/29	350,000	370,983
Sedgwick & Shawnee Counties, Single Family Revenue, Series B-1, 8.05%, 5/1/14, GNMA	50,000	52,172
Sedgwick County, Family Mortgage, Series A-2, 6.50%, 12/1/16, Callable 12/1/07 @ 105, GNMA	120,000	124,984
Sedgwick County, School District # 259, GO, 4.00%, 10/1/08	1,000,000	1,045,360
Sedgwick County, School District #260, 5.50%, 10/1/13, Pre-refunded 10/1/09 @ 100, FGIC	1,595,000	1,782,636
Sedgwick County, School District #260, GO, 5.50%, 10/1/14, Pre-refunded 10/1/09 @ 100, FGIC, OID	1,675,000	1,875,933
Sedgwick County, School District #261, GO, 4.75%, 11/1/17, Pre-refunded 11/1/09 @ 100, FSA, OID	1,525,000	1,588,623
Sedgwick County, School District #265, GO, 4.30%, 10/1/07, FSA	1,000,000	1,045,250
Sedgwick County, Series A, GO, 2.88%, 8/1/05	1,500,000	1,506,270
Seward County, School District #480, GO, 5.00%, 9/1/14, Pre-refunded 9/1/06 @ 100, FSA, OID	1,640,000	1,709,503

AMERICAN INDEPENDENCE FUNDS TRUST

Kansas Tax-Exempt Bond Fund

Schedule of Portfolio Investments, continued

January 31, 2005

(Unaudited)

	Principal Amount/Shares	Value
Municipal Bonds, continued

Seward County, School District #483, Kismet-Plains, GO, 5.20%, 10/1/12, Pre-refunded 10/1/06 @ 100	$600,000	$624,684
Shawnee County, COP, 2.30%, 9/1/06	335,000	338,692
Shawnee County, COP, 2.70%, 9/1/07	345,000	349,157
Shawnee County, COP, 4.50%, 12/1/08	515,000	537,784
Shawnee County, Health Care Revenue, 5.15%, 8/15/10, Pre-refunded 8/15/05 @ 100, FSA	500,000	508,310
Shawnee County, School District #501, GO, 4.35%, 2/1/06, OID	1,515,000	1,546,406
Shawnee County, School District #501, GO, 4.38%, 2/1/07, Callable 2/1/06 @ 100, OID	1,425,000	1,452,061
State, Department of Transportation, Highway Revenue, 5.50%, 9/1/14	1,000,000	1,166,850
State, Department of Transportation, Highway Revenue, Series C-2, 1.83%*, 2/3/05	1,000,000	1,000,000
State, Department of Transportation, Highway Revenue, Series A, 4.00%, 9/1/08	1,000,000	1,045,430
State, Department of Transportation, Highway Revenue, Series C-1, 1.84%*, 2/3/05	1,000,000	1,000,000
State, Development Finance Authority Educational, 4.80%, 10/1/08, Callable 3/14/05 @ 100, AMBAC	345,000	346,176
State, Development Finance Authority Educational, 5.00%, 10/1/12, Callable 3/14/05 @ 100, AMBAC	500,000	502,685
State, Development Finance Authority Revenue, 4.20%, 6/1/07, FSA, OID	1,000,000	1,038,640
State, Development Finance Authority Revenue, 5.00%, 8/1/11, Callable 8/1/09 @ 100, MBIA	500,000	546,815
State, Development Finance Authority Revenue, 5.00%, 10/1/13, Callable 10/1/12 @ 100, AMBAC	500,000	551,410
State, Development Finance Authority Revenue, 5.50%, 5/1/14, Callable 5/1/07 @ 100	1,000,000	1,061,440
State, Development Finance Authority Revenue, 5.50%, 8/1/15, Callable 8/1/11 @ 100, MBIA	1,500,000	1,683,105
State, Development Finance Authority Revenue, 5.00%, 4/1/19, Callable 4/1/09 @ 100, AMBAC, OID	1,000,000	1,062,300
State, Development Finance Authority Revenue, 5.00%, 6/1/21, Callable 6/1/14 @ 100	1,235,000	1,306,618
State, Development Finance Authority Revenue, 5.35%, 5/20/23, Callable 5/20/13 @ 105, GNMA	1,000,000	1,062,640
State, Development Finance Authority Revenue, Series A, 5.00%, 4/1/18, Callable 4/1/14@101, FGIC	500,000	549,570
State, Development Finance Authority Revenue, Series A, 5.00%, 4/1/20, Callable 4/1/14@101, FGIC	515,000	561,458

AMERICAN INDEPENDENCE FUNDS TRUST

Kansas Tax-Exempt Bond Fund

Schedule of Portfolio Investments, continued

January 31, 2005

(Unaudited)

	Principal Amount/Shares	Value
Municipal Bonds, continued

State, Development Finance Authority Revenue, Series J, 5.40%, 4/1/10, Callable 4/1/05 @ 100	$500,000	$502,445
State, Development Finance Authority Revenue, Water Pollution Control, 5.50%, 11/1/15	200,000	233,600
State, Development Finance Authority Revenue, Water Pollution Control, 5.00%, 11/1/19, Callable 11/1/11 @ 100	2,000,000	2,148,879
State, Development Finance Authority, Health Facilities Revenue, Series K, 5.75%, 11/15/12, Callable 11/15/11 @ 100, MBIA	1,000,000	1,125,760
State, Development Finance Authority, Health Facilities Revenue, Hays Medical Center, Inc., 5.50%, 11/15/17, Callable 11/15/07 @ 100, MBIA	500,000	532,565
State, Development Finance Authority, Health Facilities Revenue, Hays Medical Center, Inc., Series B, 5.38%, 11/15/10, Callable 11/15/07 @ 100, OID	500,000	531,735
State, Development Finance Authority, Health Facilities Revenue, St. Lukes, 5.38%, 11/15/16, Callable 11/15/06 @ 102, MBIA, OID	500,000	530,835
State, Development Finance Authority, Health Facilities Revenue, Stormont Health Care, 5.40%, 11/15/05, MBIA	475,000	487,474
State, Development Finance Authority, Health Facilities Revenue, Stormont Health Care, 5.75%, 11/15/10, Pre-refunded 11/15/06 @ 100, MBIA	500,000	529,950
State, Development Finance Authority, Health Facilities Revenue, Stormont Health Care, 5.80%, 11/15/16, Callable 11/15/06 @ 100, MBIA	1,000,000	1,051,780
State, Development Finance Authority, Health Facilities Revenue, Stormont Health Care, 1.85%*, 2/2/05, MBIA	1,925,000	1,925,000
State, Development Finance Authority, Lease Revenue, 1.90%*, 2/1/05, Callable 12/1/05 @ 100	870,000	870,000
State, Development Finance Authority, Public Water Supply Revenue, 4.15%, 4/1/06, OID	1,000,000	1,021,280
State, Development Finance Authority, Shalom Obligation Group, Series BB, 1.90%*, 2/1/05	1,000,000	1,000,000
State, Development Finance Authority, Water Pollution Control Revenue, 5.00%, 11/1/07	500,000	532,800
State, Development Finance Authority, Water Pollution Control Revenue, 5.25%, 11/1/10	650,000	725,524
State, Development Finance Authority, Water Pollution Control Revenue, 5.25%, 5/1/11, Callable 11/1/08 @ 100	$1,000,000	$1,087,960

AMERICAN INDEPENDENCE FUNDS TRUST

Kansas Tax-Exempt Bond Fund

Schedule of Portfolio Investments, continued

January 31, 2005

(Unaudited)

	Principal Amount/Shares	Value
Municipal Bonds, continued

State, Development Finance Authority, Water Pollution Control Revenue, 5.80%, 11/1/15, Callable 11/1/10 @ 100, OID	$150,000	$170,309
State, Development Finance Authority, Water Supply, 4.40%, 4/1/06, AMBAC	1,000,000	1,024,010
State, Independent College Finance Authority Educational Facilities Revenue, 6.00%, 10/1/21, Callable 10/1/06 @ 100	1,500,000	1,537,695
State, Public Wholesale Water Supply District No. 13, Series B, 3.25%, 9/15/06	500,000	507,410
State, Turnpike Authority Revenue, 5.50%, 9/1/06, AMBAC	1,915,000	2,008,164
State, Turnpike Authority Revenue, Series B, 5.00%, 9/1/20, Callable 9/1/14@ 101, FSA	500,000	546,625
Sumner County, School District #357, Belle Plaine, GO, 5.55%, 9/1/13, Callable 12/17/04 @ 100, AMBAC, OID	95,000	95,297
University of Kansas, Hospital Authority, 1.90%*, 2/1/05	1,000,000	1,000,000
University of Kansas Hospital Authority, 5.50%, 9/1/11	300,000	322,380
University of Kansas Hospital Authority, 5.25%, 9/1/13, Callable 9/1/12 @ 100	450,000	480,380
University of Kansas Hospital Authority, 5.50%, 9/1/15, Callable 9/1/09 @ 100, AMBAC	1,645,000	1,813,728
University of Kansas Hospital Authority, 6.00%, 9/1/16, Callable 9/1/12 @ 100	1,120,000	1,252,731
Wamego, Pollution Control, 1.75%*, 2/1/05	400,000	400,000
Washburn University of Topeka, Revenue, 5.30%, 7/1/06, AMBAC	435,000	452,883
Washburn University of Topeka, Revenue, 5.35%, 7/1/07, AMBAC	460,000	490,148
Washburn University of Topeka, Revenue, 5.45%, 7/1/08, AMBAC	485,000	528,505
Wellington, Water & Sewer Revenue, 5.15%, 5/1/18, Callable 5/1/08 @ 100, AMBAC	1,000,000	1,056,430
Wichita, Hospital Facilities Revenue, Series III, 5.00%, 11/15/13, Callable 11/15/11 @ 101, OID	295,000	316,066
Wichita, Hospital Facilities Revenue, Series III, 5.25%, 11/15/15, Callable 11/15/11 @ 101	335,000	358,490
Wichita, Hospital Facilities Revenue, Series III, 5.50%, 11/15/17, Callable 11/15/11 @ 101, OID	500,000	548,900
Wichita, Hospital Improvements Series XI, Revenue, 5.40%, 11/15/08, OID	2,085,000	2,237,892
Wichita, Hospital Improvements Series XI, Revenue, 6.75%, 11/15/19, Callable 11/15/09 @ 101	2,000,000	2,313,239
Wichita, Hospital Revenue, 6.75%, 11/15/14, Callable 11/15/09 @ 101	1,000,000	1,158,550
Wichita, Hospital Revenue, 6.25%, 11/15/19, Callable 11/15/11 @ 101	750,000	850,283

AMERICAN INDEPENDENCE FUNDS TRUST

Kansas Tax-Exempt Bond Fund

Schedule of Portfolio Investments, continued

January 31, 2005

(Unaudited)

	Principal Amount/Shares	Value
Municipal Bonds, continued
Wichita, Hospital Revenue, 6.38%, 11/15/19, Callable 11/15/09 @ 101, OID	$600,000	$671,406
Wichita, Multifamily Housing Revenue, 5.90%, 12/1/16, Callable 12/1/05 @ 102	660,000	633,415
Wichita, Sales Tax Revenue, GO, 5.00%, 4/1/17, Callable 4/1/09 @ 101	200,000	214,936
Wichita, Water & Sewer Revenue, 4.75%, 10/1/08, Callable 10/1/04 @ 101, FGIC	405,000	410,415
Wichita, Water & Sewer Revenue, 4.88%, 10/1/09, Callable 12/17/04 @ 101, FGIC	900,000	912,600
Wichita, Water & Sewer Revenue, 4.70%, 10/1/12, Callable 10/1/05 @ 101, FGIC, OID	2,000,000	2,040,559
Wyandotte County, Government Utility System Revenue, 5.00%, 9/1/05, AMBAC	950,000	966,112
Wyandotte County, Government Utility System Revenue, 6.00%, 5/1/15, Callable 5/1/11 @ 100, MBIA	1,975,000	2,298,998
Wyandotte County, Government Utility System Revenue, 4.75%, 9/1/18, Callable 3/1/09 @ 101, MBIA, OID	2,000,000	2,082,239
Wyandotte County, Government Utility 5.00%, 9/1/24, Callable 9/1/14 @ 100, FSA	250,000	267,463
Wyandotte County, School District #500, GO, 5.25%, 9/1/12, Callable 9/1/11 @ 100, FSA	1,805,000	2,035,425
Wyandotte County, School District #500, GO, 5.25%, 9/1/15, Callable 9/1/13 @ 102, FSA	1,000,000	1,140,330
Wyandotte County, Unified Government, GO, 4.30%, 9/1/05, AMBAC	1,500,000	1,519,440

		145,988,777

Total Municipal Bonds (Cost $139,933,683)		146,241,540

Investment Companies (0.8%)
Federated Tax-Exempt Money Market Fund	1,205,325	1,205,325

Total Investment Companies (Cost $1,205,325)		1,205,325

Total Investments (Cost $141,139,008) (a) - 99.1%		147,446,865
Other assets in excess of liabilities - 0.9%		1,317,507

NET ASSETS - 100.0%		$148,764,372

*	Variable rate securities. This rate reflected on the Schedule of Portfolio Investments is the rate in effect at January 31, 2005. Maturity date reflects rate change date.
(a)	Represents cost for federal tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$6,360,566
Unrealized depreciation	(52,709)

Net unrealized appreciation	$6,307,857

(b)	Represents a restricted security purchased under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid by procedures approved by the board of trustees.

AMERICAN INDEPENDENCE FUNDS TRUST

Kansas Tax-Exempt Bond Fund

Schedule of Portfolio Investments

January 31, 2005

(Unaudited)

AMBAC - Insured by AMBAC Indemnity Corp.

FGIC - Insured by Financial Guaranty Insurance Corp.

FNMA - Federal National Mortgage Assoc.

FSA - Insured by Financial Security Assurance Inc.

GNMA - Government National Mortgage Assoc.

GO - General Obligation

LOC - Letter of Credit

MBIA - Insured by Municipal Bond Insurance Assoc.

OID - Original Issue Discount

RAD – Insured by Radian Group, Inc.

See notes to schedules of portfolio investments.

NestEgg Capital Preservation Fund

Schedule of Portfolio Investments

January 31, 2005

(Unaudited)

	Shares	Value
INVESTMENT COMPANIES (99.7%)
iShares MSCI EAFE Index Fund	2,148	$337,666
iShares Russell 2000 Index Fund	3,038	377,441
iShares S&P 500/BARRA Growth Index Fund	676	38,187
iShares S&P Midcap 400/BARRA Growth Index Fund	292	38,375
iShares S&P Midcap 400 Index Fund	2,076	268,281
Vanguard Institutional Index Fund	7,631	824,193
Vanguard Total Bond Market Index Fund	393,764	4,055,765
American AAdvantage U.S. Government Money Market Fund (b)	312,408	312,408

TOTAL INVESTMENT COMPANIES		6,252,316

TOTAL INVESTMENTS (Cost $ 6,006,016) (a) - 99.7%		6,252,316
Other assets in excess of liabilities - 0.3%		18,410

NET ASSETS - 100.0%		$6,270,726

(a)	Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$262,225
Unrealized depreciation	(15,925)

Net unrealized appreciation	$246,300

(b)	Affiliate.

See notes to schedules of portfolio investments.

NestEgg 2010 Fund

Schedule of Portfolio Investments

January 31, 2005

(Unaudited)

	Shares	Value
INVESTMENT COMPANIES (99.8%)
iShares MSCI EAFE Index Fund	7,927	$1,246,124
iShares Russell 2000 Index Fund	11,361	1,411,491
iShares S&P 500/BARRA Growth Index Fund	2,414	136,367
iShares S&P Midcap 400/BARRA Growth Index Fund	1,042	136,940
iShares S&P Midcap 400 Index Fund	7,393	955,397
Vanguard Institutional Index Fund	28,300	3,056,421
Vanguard Total Bond Market Index Fund	1,004,463	10,345,968
American AAdvantage U.S. Government Money Market Fund (b)	918,001	918,001

TOTAL INVESTMENT COMPANIES		18,206,709

TOTAL INVESTMENTS (Cost $ 17,261,047) (a) - 99.8%		18,206,709
Other assets in excess of liabilities - 0.2%		38,496

NET ASSETS - 100.0%		$18,245,205

(a)	Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$981,240
Unrealized depreciation	(35,578)

Net unrealized appreciation	$945,662

(b)	Affiliate.

See notes to schedules of portfolio investments.

NestEgg 2020 Fund

Schedule of Portfolio Investments

January 31, 2005

(Unaudited)

	Shares	Value
INVESTMENT COMPANIES (99.9%)
iShares MSCI EAFE Index Fund	18,514	$2,910,401
iShares Russell 2000 Index Fund	26,174	3,251,858
iShares S&P 500/BARRA Growth Index Fund	5,784	326,738
iShares S&P Midcap 400/BARRA Growth Index Fund	2,495	327,893
iShares S&P Midcap 400 Index Fund	17,705	2,288,017
Vanguard Institutional Index Fund	65,530	7,077,259
Vanguard Total Bond Market Index Fund	1,188,537	12,241,931
American AAdvantage U.S. Government Money Market Fund (b)	1,495,842	1,495,842

TOTAL INVESTMENT COMPANIES		29,919,939

TOTAL INVESTMENTS (Cost $ 27,737,903) (a) - 99.9%		29,919,939
Other assets in excess of liabilities - 0.1%		39,339

NET ASSETS - 100.0%		$29,959,278

(a)	Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$2,250,332
Unrealized depreciation	(68,296)

Net unrealized appreciation	$2,182,036

(b)	Affiliate.

See notes to schedules of portfolio investments.

NestEgg 2030 Fund

Schedule of Portfolio Investments

January 31, 2005

(Unaudited)

	Shares	Value
INVESTMENT COMPANIES (99.9%)
iShares MSCI EAFE Index Fund	14,123	$2,220,136
iShares Russell 2000 Index Fund	20,062	2,492,502
iShares S&P 500/BARRA Growth Index Fund	4,382	247,539
iShares S&P Midcap 400/BARRA Growth Index Fund	1,892	248,647
iShares S&P Midcap 400 Index Fund	13,416	1,733,750
Vanguard Institutional Index Fund	50,083	5,408,981
Vanguard Total Bond Market Index Fund	426,408	4,392,005
American AAdvantage U.S. Government Money Market Fund (b)	883,838	883,838

TOTAL INVESTMENT COMPANIES		17,627,398

TOTAL INVESTMENTS (Cost $ 15,943,619) (a) - 99.9%		17,627,398
Other assets in excess of liabilities - 0.1%		17,074

NET ASSETS - 100.0%		$17,644,472

(a)	Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,720,409
Unrealized depreciation	(36,630)

Net unrealized appreciation	$1,683,779

(b)	Affiliate.

See notes to schedules of portfolio investments.

NestEgg 2040 Fund

Schedule of Portfolio Investments

January 31, 2005

(Unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.2%)
iShares MSCI EAFE Index Fund	16,528	$2,598,202
iShares Russell 2000 Index Fund	23,327	2,898,147
iShares S&P 500/BARRA Growth Index Fund	5,058	285,726
iShares S&P Midcap 400/BARRA Growth Index Fund	2,182	286,758
iShares S&P Midcap 400 Index Fund	15,636	2,020,640
Vanguard Institutional Index Fund	58,592	6,327,950
Vanguard Total Bond Market Index Fund	143,819	1,481,334
American AAdvantage U.S. Government Money Market Fund (b)	867,754	867,754

TOTAL INVESTMENT COMPANIES		16,766,511

TOTAL INVESTMENTS (Cost $ 14,868,947) (a) - 100.2%		16,766,511
Liabilities in excess of other assets - (0.2)%		(26,065)

NET ASSETS - 100.0%		$16,740,446

(a)	Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,932,503
Unrealized depreciation	(34,939)

Net unrealized appreciation	$1,897,564

(b)	Affiliate.

See notes to schedules of portfolio investments.

American Independence Funds Trust

Notes to Schedules of Portfolio Investments

January 31, 2005

(Unaudited)

Investment Valuation:

Securities of the Money Market Fund are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security.

Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS are valued at the market value as of the close of regular trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If there have been no sales for that day on any exchange or system, a security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded or at the NASDAQ official closing price, if applicable. Debt securities held by a Fund generally are valued based on mean prices as of the close of trading on the principal market in which they trade, usually 3:00 p.m. Eastern Time. Short-term debt investments having maturities of 60 days or less are valued at amortized cost, which approximates fair value. Investments in investment companies are valued at their net asset values as reported by such companies. The differences between cost and fair values of such investments are reflected as unrealized appreciation or depreciation. Securities for which market quotations are not readily available are valued at fair value by the investment advisor (or the sub-advisor) in accordance with guidelines approved by the Trust’s Board of Trustees. The factors to be considered in fair valuing a security include: fundamental analytical data, market conditions, yields of similar securities, trade activity of similar securities and pricing history. Securities may be valued by independent pricing services, approved by the Trust’s Board of Trustees, which use prices provided by market makers or estimates of fair value obtained from yield data relating to instruments or securities with similar characteristics. The International Multi-Manager Stock Fund records its investment in the Portfolio at fair value. Valuation of securities held by the Portfolio is discussed in the accompanying notes to the financial statements for the Portfolio included elsewhere in this report.

Securities Purchased on a When-issued Basis:

Each Fund may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund and no interest accrues to the Fund during the period between purchase and settlement. The Fund establishes a segregated account in which it maintains cash and marketable securities at least equal in value to commitments for when-issued securities.

Repurchase Agreements:

The Funds may enter into repurchase agreements with any bank or broker-dealer which, in the opinion of the Board of Trustees, presents a minimal risk of bankruptcy. Under a repurchase agreement a Fund acquires securities and obtains a simultaneous commitment from the seller to repurchase the securities at a specified time and at an agreed-upon yield. The agreements are fully collateralized and the values of the collateral, including accrued interest, are marked-to-market daily. If the seller should default on its obligation to repurchase the securities, a Fund may experience a loss of income and a decrease in the value of any collateral, problems in exercising its rights to the underlying securities, and costs and time delays in connection with the disposition of securities.

Securities Transactions:

Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date.

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	American Independence Funds Trust

By (Signature and Title)*	/s/ Trent Statczar	Trent Statczar, Treasurer

Date    March 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Trent Statczar	Trent Statczar, Treasurer

Date    March 31, 2005

By (Signature and Title)*	/s/ David Bunstine	David Bunstine, President

Date    March 31, 2005

*	Print the name and title of each signing officer under his or her signature.